UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07432

Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	July 31, 2014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.5% (98.9% of Total Investments)

	MUNICIPAL BONDS – 150.8% (98.4% of Total Investments)

	Alabama – 3.9% (2.5% of Total Investments)
$ 11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	10/14 at 100.00	Aaa	$ 11,942,699
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	5,246,000
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	1,005,380
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,016,840
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	9/14 at 100.00	AA	1,501,080
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,375	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,644,848
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
22,770	Total Alabama			23,356,847
	Alaska – 0.3% (0.2% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+ (4)	1,691,940
	12/01/30 (Pre-refunded 12/01/14) – FGIC Insured (UB)
	Arizona – 3.5% (2.3% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	Baa1	1,344,694
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
10,450	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	11,266,772
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/30
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,
	Series 2012:
400	5.000%, 7/01/27 (Alternative Minimum Tax)	7/22 at 100.00	AA+	445,848
950	5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	AA+	1,020,899
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series 2011,	7/21 at 100.00	A	4,061,523
	5.250%, 7/01/41
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	A–	3,283,860
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
19,810	Total Arizona			21,423,596
	California – 23.6% (15.4% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A	1,709,205
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
8,000	Anaheim Public Financing Authority, California, Senior Lease Bonds, Public Improvement	9/17 at 100.00	AA–	8,090,640
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System,	4/16 at 100.00	A+	5,127,900
	Series 2006, 5.000%, 4/01/37
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	770,826
	Series 2013A, 5.000%, 7/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,055,237
	5.000%, 11/15/42 (UB)
1,360	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,497,931
	Series 2010A, 6.400%, 8/15/45
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	3/23 at 100.00	A1	2,185,800
	Various Projects Series 2013A, 5.000%, 3/01/38
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A1	1,472,857
	2009-I, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A1	1,707,675
	2010A-1, 5.750%, 3/01/30
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/21 at 100.00	A1	5,076,765
	2011A, 5.125%, 10/01/31
19,095	California State, General Obligation Bonds, Various Purpose Series 2005, 5.000%, 6/01/33 –	6/15 at 100.00	Aa3	19,685,608
	CIFG Insured
1,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	Aa3	1,142,800
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	1,105,818
	of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB	1,075,400
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	B–	918,990
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	2,330,170
	Option Bond Trust 3175, 13.529%, 5/15/40 (IF)
3,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election	8/23 at 100.00	AA	3,331,410
	2012 Series 2013B, 5.000%, 8/01/38
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	No Opt. Call	BBB–	1,887,540
	Bonds, Series 2013A, 0.000%, 1/15/26
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,165,950
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale	12/16 at 100.00	A	2,106,420
	Redevelopment Project, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
2,000	4.500%, 6/01/27	6/17 at 100.00	B	1,780,980
3,000	5.750%, 6/01/47	6/17 at 100.00	B	2,413,830
610	5.125%, 6/01/47	6/17 at 100.00	B	450,894
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,977,960
	Series 2006B, 0.000%, 9/01/27
540	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	573,955
	California, Series 2010, 5.375%, 3/15/36
2,000	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	2,314,940
	Series 2011, 0.000%, 8/01/31
1,000	Mendocino-Lake Community College District, California, General Obligation Bonds, Election	8/26 at 100.00	AA	1,000,530
	2006, Series 2011B, 0.000%, 8/01/31 – AGM Insured
1,030	Mount San Antonio Community College District, Los Angeles County, California, General	9/14 at 100.00	AA	783,882
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,669,840
	2009C, 7.000%, 11/01/34
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	3,264,180
	6.625%, 11/01/29
1,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,333,438
	5.250%, 11/01/21
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,831,050
	5.500%, 5/01/32
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	2,208,020
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2006A,	7/16 at 100.00	AA+	11,534,051
	4.250%, 7/01/31 – AGM Insured (UB)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	759,659
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	AA–	1,637,107
31,300	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	AA–	10,126,802
16,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AA+	17,529,280
	Project, Series 2007A, 5.000%, 9/01/38 – NPFG Insured (UB)
690	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	756,661
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B:
4,005	0.000%, 8/01/36 – AGM Insured	8/31 at 100.00	AA	2,450,900
3,900	5.625%, 5/01/41 – AGM Insured	8/21 at 100.00	AA	4,388,709
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	3,267,300
	2011C, 5.250%, 8/01/47
162,675	Total California			142,498,910
	Colorado – 7.9% (5.2% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	Aa2	1,462,838
	Series 2010, 6.250%, 12/01/35
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	715,127
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
4,735	Broomfield, Colorado, Water Activity Enterprise, Water Revenue Bonds, Series 2012,	No Opt. Call	A1	5,574,326
	5.000%, 12/01/20
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB	727,088
	Series 2013A, 6.000%, 12/01/38
1,240	Colorado City Metropolitan District, Oueblo county, Colorado, Water and Wastewater Enterprise	No Opt. Call	A–	1,234,209
	Revenue Bonds, Refunding & Improvement Series 2012, 4.500%, 12/01/34
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle	12/19 at 100.00	BBB	1,038,060
	Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado	12/23 at 100.00	A+	2,143,120
	Project, Series 2013A, 5.000%, 12/01/36
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012,	No Opt. Call	A–	1,918,000
	4.000%, 12/01/42
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A–	641,429
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
2,250	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Series 2013B-1,	11/23 at 100.00	AA	2,518,403
	5.000%, 11/15/38
945	Colorado Springs, Colorado, Utility System Revenue Bonds, Improvement Series 2008C,	11/18 at 100.00	AA	1,071,989
	5.500%, 11/15/48
25	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	Aa2	27,787
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34
1,175	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	N/R (4)	1,373,281
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34 (Pre-refunded 3/01/19)
1,210	Colorado Water Resources and Power Development Authority, Water Resources Revenue Bonds,	9/22 at 100.00	AA	1,304,525
	City of Fountain, Electric, Water & Wastewater Utility Enterprise Project, Series 2013A, 5.000%,
	9/01/38 – AGM Insured
	Commerce City Northern Infrastructure General Improvement District, Colorado, General
	Obligation Bonds, Series 2013:
1,070	5.000%, 12/01/29 – AGM Insured	12/22 at 100.00	AA	1,184,683
1,685	5.000%, 12/01/30 – AGM Insured	12/22 at 100.00	AA	1,857,915
1,000	5.000%, 12/01/31 – AGM Insured	12/22 at 100.00	AA	1,106,420
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB	1,060,410
	Series 2010, 5.375%, 12/01/40
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,414,786
3,000	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater	No Opt. Call	A+	3,260,520
	Revenue Bonds, Series 2012, 5.000%, 12/01/42
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AA (4)	768,552
	12/15/22 (Pre-refunded 12/15/14) – AGM Insured
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	12/21 at 100.00	A	1,052,890
	Series 2011A, 5.000%, 12/01/41
3,015	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	3,376,408
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
2,090	Parker Water and Sanitation District, Douglas County, Colorado, General Obligation Bonds,	No Opt. Call	AA–	2,238,495
	Refunding Series 2012, 4.500%, 8/01/37
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,245	6.000%, 1/15/34	7/20 at 100.00	Baa3	1,387,279
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,622,005
2,100	Salida Hospital District, Colorado, Revenue Bonds, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	N/R	2,102,814
1,465	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2012, 4.000%, 12/01/37	No Opt. Call	BBB+	1,348,913
160	Stonegate Village Metropolitan District, Colorado, Wastewater Enterprise Revenue Bonds, Series	12/22 at 100.00	AA	159,242
	2014, 3.250%, 12/01/26 – BAM Insured
43,890	Total Colorado			47,691,514
	Florida – 7.4% (4.8% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/20 at 100.00	BBB–	1,310,138
	Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB–	977,925
865	5.000%, 9/01/45	9/23 at 100.00	BBB–	838,436
2,115	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	2,437,918
	Series 2009B, 7.000%, 4/01/39
1,480	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	4/23 at 100.00	AA	1,570,162
	Project, Series 2013A, 5.000%, 4/01/33 – AGM Insured (Alternative Minimum Tax)
2,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	2,139,520
	AGM Insured
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,287,594
	University, Refunding Series 2011, 6.375%, 4/01/31
1,795	Jacksonville, Florida, Transportation Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/24	10/22 at 100.00	AA–	2,116,574
2,050	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A	2,070,336
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,170	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2012,	7/22 at 100.00	AA	1,271,427
	5.000%, 7/01/42
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,493,485
	5.000%, 10/01/42
1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	1,014,070
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
1,845	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	1,877,011
	Gardens, Series 2004A, 5.900%, 5/01/35
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	5,651,435
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,000	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	BBB+	1,056,950
	Florida Health Alliance Projects, Series 2014A, 5.125%, 7/01/34
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	11,706,530
	AMBAC Insured
42,175	Total Florida			44,819,511
	Georgia – 2.6% (1.7% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	5,190,328
	FGIC Insured
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA	1,636,455
	AGM Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,644,700
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
5,250	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	6,187,598
	1/01/19 – FGIC Insured (ETM)
13,650	Total Georgia			15,659,081
	Guam – 0.7% (0.5% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	4,353,840
	Series 2010, 5.500%, 7/01/30
	Hawaii – 0.9% (0.6% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A2	1,076,120
	Obligated Group, Series 2010A, 5.500%, 7/01/40
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A2	3,345,330
	Obligated Group, Series 2013A, 5.500%, 7/01/43
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	1,246,922
	University, Series 2013A, 6.625%, 7/01/33
5,175	Total Hawaii			5,668,372
	Idaho – 0.5% (0.4% of Total Investments)
160	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	168,541
	5.650%, 7/01/26
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	629,617
	Mitigation Series 2012A, 5.000%, 9/01/32
2,230	Twin Falls County School District 411, Idaho, General Obligation Bonds, Series 2014A,	No Opt. Call	Aa1	2,473,806
	4.500%, 9/15/32
2,985	Total Idaho			3,271,964
	Illinois – 17.0% (11.1% of Total Investments)
1,180	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	A+	1,168,637
	2011A, 5.000%, 12/01/41
1,090	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AA–	1,116,563
	6.250%, 1/01/15 – NPFG Insured
415	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	431,853
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
1,250	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property	6/22 at 100.00	AA	1,340,188
	Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
1,685	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series	No Opt. Call	A3	1,859,920
	1997, 8.500%, 12/01/15 – FGIC Insured
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	510,030
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	9/14 at 100.00	N/R	500,170
	7.000%, 5/15/18
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	1,092,990
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A	6,008,951
3,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	3,221,010
	5.625%, 1/01/37
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	5,037,116
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	2,520,005
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
3,160	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	3,544,161
	6.000%, 5/15/39
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	618,335
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	458,011
905	6.000%, 7/01/43	7/23 at 100.00	A–	1,003,066
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A+	1,892,322
	Series 2009C, 6.625%, 11/01/39
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	Baa1	6,048,877
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,290,420
2,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	2,291,940
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	541,640
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,332,790
	Series 2009, 6.125%, 5/15/25
995	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	1,009,945
	Refunding Series 2007A, 5.250%, 5/01/34
2,615	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	2,775,979
910	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	A–	965,556
5,295	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,766,785
	5.000%, 1/01/38
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	11,618,927
	General Obligation Bonds, Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	A2	1,444,561
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011A:
825	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	A2	930,707
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	A2	1,151,664
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/22 at 100.00	AAA	2,597,800
	Refunding Bonds, Series 2012B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	9,470,455
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AAA	9,967,583
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana
	College, Series 2012:
445	5.000%, 10/01/25	10/22 at 100.00	Baa1	483,065
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	430,936
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	916,952
2,000	6.250%, 6/01/24	6/16 at 100.00	A–	2,199,380
2,200	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	2,570,370
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,780,976
	6.000%, 10/01/32
121,235	Total Illinois			102,910,636
	Indiana – 3.1% (2.0% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	1,457,411
2,705	0.000%, 2/01/25	No Opt. Call	AA+	1,927,015
3,000	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System,	8/16 at 100.00	A3	3,126,810
	Series 2006, 5.250%, 8/01/36
2,000	Indiana Finance Authority, Economic Development Revenue Bonds, Republic Service, Inc. Project,	No Opt. Call	BBB+	2,000,000
	Refunding Series 2010A, 0.400%, 5/01/34 (Mandatory put 12/01/14) (Alternative Minimum Tax)
680	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University	2/22 at 100.00	BBB+	731,673
	Project, Series 2012B, 5.000%, 2/01/29
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	1,076,502
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	A–	1,579,035
	Project, Refunding Series 2010, 5.125%, 3/01/30
5,380	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	5,579,598
	Project, Series 2013A, 5.000%, 7/01/44 (Alternative Minimum Tax)
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
605	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	640,677
255	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	268,558
520	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	534,898
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
19,645	Total Indiana			18,922,177
	Iowa – 0.8% (0.5% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,033,270
	5.000%, 7/01/20
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB–	1,726,040
	Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	2,180,780
	5.500%, 12/01/25
4,630	Total Iowa			4,940,090
	Kansas – 1.2% (0.8% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,
	Series 2011A:
2,000	5.000%, 9/01/26	9/21 at 100.00	Aa3	2,276,520
1,400	5.000%, 9/01/27	9/21 at 100.00	Aa3	1,584,282
1,485	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series	12/20 at 100.00	Baa1	1,556,696
	2012A, 5.000%, 12/01/31
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	652,026
	Mall Project, Series 2010, 5.900%, 4/01/32
1,585	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,105,839
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,070	Total Kansas			7,175,363
	Kentucky – 1.9% (1.2% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,130,260
	Medical Health System, Series 2010A, 6.000%, 6/01/30
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and	3/21 at 100.00	A3	5,648,400
	Refunding Series 2011, 6.250%, 3/01/31
4,000	Warren County, Kentucky, Hospital Refunding Revenue Bonds, Bowling Green-Warren County	4/23 at 100.00	A	4,445,000
	Community Hospital Corporation, Series 2013, 5.000%, 4/01/28
10,000	Total Kentucky			11,223,660
	Louisiana – 8.1% (5.3% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company	11/14 at 100.00	BBB	166,530
	Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)
1,715	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/36 at 101.00	Ba3	1,776,637
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	7,909,866
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	5,224,727
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,978,410
	Series 2007A, 5.500%, 5/15/47
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
5,375	5.000%, 7/01/30	7/23 at 100.00	A	5,916,424
4,580	5.000%, 7/01/31	7/23 at 100.00	A	5,004,932
300	5.000%, 7/01/36	7/23 at 100.00	A	321,258
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 – AGM Insured	5/16 at 100.00	Aa1	1,557,078
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	16,559,269
170	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 661, 16.105%,	5/16 at 100.00	Aa1	201,765
	5/01/34 – NPFG Insured (IF)
46,000	Total Louisiana			48,616,896
	Maine – 0.7% (0.4% of Total Investments)
540	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	556,432
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	2,207,340
	Center, Series 2011, 6.750%, 7/01/36
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,329,113
	5.000%, 7/01/40
3,790	Total Maine			4,092,885
	Maryland – 0.1% (0.1% of Total Investments)
320	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	1/15 at 100.00	Aa2	321,082
	5.875%, 7/01/16
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	50,214
	Series 2004, 5.375%, 8/15/24
345	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	1/15 at 100.00	Aaa	345,904
	Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
715	Total Maryland			717,200
	Massachusetts – 1.6% (1.0% of Total Investments)
2,805	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	2,814,481
	3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/14 at 101.00	N/R	1,014,770
	5.250%, 10/01/26
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,055,382
	University Issue, Series 2009A, 5.750%, 7/01/39
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%, 8/01/46 –	2/17 at 100.00	AA+	3,549,338
	AGM Insured (UB) (5)
9,170	Total Massachusetts			9,433,971
	Michigan – 3.7% (2.4% of Total Investments)
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BB+	348,930
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	651,669
	5.000%, 11/01/30
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	5,911,740
	7/01/35 – NPFG Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AA–	5,084,532
	7/01/34 – FGIC Insured
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	B1	1,964,540
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA	1,630,920
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured
3,220	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	3,474,863
	Refunding Series 2009, 5.750%, 11/15/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	AA+ (4)	1,037,940
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A:
365	5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)	12/16 at 100.00	N/R (4)	403,591
1,635	5.000%, 12/01/31 (UB)	12/16 at 100.00	Aa2	1,688,121
22,100	Total Michigan			22,196,846
	Minnesota – 1.5% (1.0% of Total Investments)
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	1,052,130
	Schools Academy, Series 2010A, 5.875%, 11/01/40
2,310	Hermantown Independent School District 700, Minnesota, General Obligation Bonds, School	2/24 at 100.00	Aa2	2,478,977
	Building Series 2014A, 4.000%, 2/01/29
2,175	Mankato Independent School District 77, Minnesota, General Obligation Bonds, School Building	No Opt. Call	AA+	2,217,217
	Series 2014A, 4.000%, 2/01/15
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,883,683
	Project, Series 2007-1, 5.000%, 8/01/36
255	University of Minnesota, General Obligation Bonds, Series 2014B, 4.000%, 1/01/32 (WI/DD,	1/24 at 100.00	Aa1	269,237
	Settling 8/06/14)
8,615	Total Minnesota			8,901,244
	Mississippi – 1.9% (1.2% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/14 at 100.00	BBB	1,000,610
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	A	2,985,829
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,215	Mississippi, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA+	6,196,619
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,123,510
	Project, Series 2008A, 6.500%, 9/01/32
10,190	Total Mississippi			11,306,568
	Missouri – 2.9% (1.9% of Total Investments)
1,380	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,513,032
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
1,600	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/22 at 100.00	AA–	1,534,816
	Bonds, Saint Francis Medical Center, Series 2013A, 3.375%, 6/01/28
2,000	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BBB+	2,018,780
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,079,900
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
1,000	Liberty Public School District 53,Clay County, Missouri, Lease Participation Certificates,	4/22 at 100.00	AA–	1,098,290
	School Boards Association, Series 2014, 5.000%, 4/01/31
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Kansas City University of Medicine and Biosciences, Series 2013A:
1,590	5.000%, 6/01/30	6/23 at 100.00	A1	1,732,575
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	2,904,309
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	715,394
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A	552,945
	University of Central Missouri, Series 2013C2, 5.000%, 10/01/34
	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP
	Facilities, Series 2012:
1,080	5.000%, 1/01/22	1/21 at 100.00	A2	1,221,005
1,110	5.000%, 1/01/23	1/21 at 100.00	A2	1,238,338
1,250	5.000%, 1/01/25	1/21 at 100.00	A2	1,378,413
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	461,072
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
16,310	Total Missouri			17,448,869
	Nebraska – 0.7% (0.4% of Total Investments)
2,000	Fremont, Nebraska, Combined Utilities System Revenue Bonds, Series 2014B, 5.000%, 7/15/34	7/21 at 100.00	AA–	2,224,680
500	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	526,665
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
1,000	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series	6/24 at 100.00	Aa2	1,212,990
	2014, 5.000%, 12/01/25
3,500	Total Nebraska			3,964,335
	Nevada – 1.1% (0.7% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,640,800
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,954,966
	8.000%, 6/15/30
5,700	Total Nevada			6,595,766
	New Jersey – 1.7% (1.1% of Total Investments)
615	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	675,288
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	911,895
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,277,650
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	1,227,464
	2013D, 5.000%, 7/01/33
575	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	623,984
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
305	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	331,779
300	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	326,340
815	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (4)	846,320
2,710	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,030,576
	Series 2007-1A, 4.750%, 6/01/34
10,275	Total New Jersey			10,251,296
	New Mexico – 0.3% (0.2% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,594,500
	Project, Series 2010A, 6.125%, 7/01/40
	New York – 4.8% (3.2% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	828,606
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,162,607
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,415,667
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,136,260
	2/15/47 – NPFG Insured
1,070	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,190,546
	5.000%, 11/15/34
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	AA–	2,719,325
	5.000%, 11/15/38
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,463,600
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
3,750	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	3,737,175
	General Resolution Revenue Bonds, Fiscal 2015 Series AA, 4.000%, 6/15/44
1,870	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	2,010,979
	Series 2011, 5.000%, 11/15/44
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	914,528
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA–	6,508,063
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
27,420	Total New York			29,087,356
	North Carolina – 0.1% (0.1% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	780,818
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
	North Dakota – 0.8% (0.5% of Total Investments)
1,000	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/21 at 100.00	BBB+	1,051,850
	Project, Series 2014A, 5.000%, 7/01/35
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,580,236
	6.250%, 11/01/31
1,125	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated	12/21 at 100.00	A–	1,182,690
	Group, Series 2012, 5.000%, 12/01/32
4,315	Total North Dakota			4,814,776
	Ohio – 4.3% (2.8% of Total Investments)
9,850	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	8,254,103
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	A–	2,193,660
3,000	5.750%, 11/01/40	11/20 at 100.00	A–	3,315,510
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	3,275,509
	Services, Improvement Series 2010A, 5.625%, 7/01/26
700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	758,828
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	5,311,265
	2011A, 6.000%, 11/15/41
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	901,608
	Project, Series 2009E, 5.625%, 10/01/19
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,239,940
	2013A-1, 5.250%, 2/15/33
26,005	Total Ohio			26,250,423
	Oklahoma – 1.4% (0.9% of Total Investments)
2,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA	2,209,100
	5.375%, 6/01/33 – BAM Insured (Alternative Minimum Tax)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	6,007,994
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	99,198
	System, Tender Option Bond Trust 3500, 8.513%, 6/15/30 (IF)
7,703	Total Oklahoma			8,316,292
	Oregon – 0.4% (0.3% of Total Investments)
1,270	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding	5/22 at 100.00	BBB	1,364,793
	Series 2014A, 5.000%, 5/01/40
1,000	Portland, Oregon, River District Urban Renewal and Redevelopment Bonds, Series 2012C,	6/22 at 100.00	A1	1,104,930
	5.000%, 6/15/28
2,270	Total Oregon			2,469,723
	Pennsylvania – 4.3% (2.8% of Total Investments)
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	1,005,820
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,087,320
	Ministries Project, Series 2009, 6.125%, 1/01/29
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	630,756
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,566,805
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
5,490	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA	5,958,572
	Revenue, Series 2013A, 5.000%, 12/01/38
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA (4)	1,896,918
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011:
5,445	6.000%, 8/01/36	8/20 at 100.00	A+	6,168,096
1,425	6.500%, 8/01/41	8/20 at 100.00	A+	1,644,977
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	1,834,695
	Hospital Project, Refunding and Improvement Series 2011, 5.250%, 8/01/19
23,715	Total Pennsylvania			25,793,959
	Rhode Island – 2.5% (1.6% of Total Investments)
15,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	9/14 at 100.00	BBB–	14,999,250
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 1.7% (1.1% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	AA– (4)	4,128,158
	Series 2004A, 5.250%, 2/15/23 (Pre-refunded 8/15/14) – NPFG Insured
5,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.250%,	No Opt. Call	AA–	6,243,700
	1/01/21 – FGIC Insured
9,120	Total South Carolina			10,371,858
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	A+	1,785,280
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 1.0% (0.7% of Total Investments)
3,790	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	4,125,605
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	1,166,540
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	709,186
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
9,545	Total Tennessee			6,001,331
	Texas – 19.0% (12.4% of Total Investments)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,550,813
	4.250%, 8/15/36 (UB)
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	1,117,260
	6.000%, 1/01/41
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	4,191,080
	5.000%, 11/01/38 (Alternative Minimum Tax)
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	2,784,886
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
2,420	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AA	2,444,079
	11/01/27 – AGM Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/14 at 100.00	N/R	6,020,760
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,478,626
	2013A, 5.125%, 10/01/43
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	15,187,048
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA (4)	10,333,725
	5.750%, 12/01/32 – AGM Insured (ETM)
3,790	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%,	7/22 at 100.00	A+	4,051,510
	7/01/32 (Alternative Minimum Tax)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	8,390,992
	Bonds, Series 2006, 0.000%, 8/15/39
750	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Allied	No Opt. Call	BBB+	750,000
	Waste North America, Inc., Series 2008A, 0.300%, 1/01/20 (Mandatory put 10/01/14)
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA	1,235,355
	5.750%, 1/01/40 – AGC Insured
2,500	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	2,780,500
	5.750%, 1/01/38
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	1,609,728
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,274,691
1,570	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Baa2	1,597,334
	5.000%, 2/01/34 (WI/DD, Settling 8/05/14)
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA	290,690
	Texas Health Resources Project, Trust 1031, 18.132%, 2/15/30 (IF) (5)
2,945	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	3,178,215
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
5,200	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	5,411,588
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,935	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	2,350,174
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/27	No Opt. Call	A3	2,722,650
4,810	5.000%, 12/15/28	No Opt. Call	A3	5,202,496
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	1,906,108
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,398,880
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	595,275
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,441,180
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38
	(Alternative Minimum Tax)
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	1,024,640
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.725%, 4/01/28 (IF)	4/17 at 100.00	AAA	5,401,649
1,320	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A,	No Opt. Call	A–	1,108,853
	0.000%, 8/15/21 – AMBAC Insured
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	10/14 at 100.00	Aaa	9,101,120
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
143,850	Total Texas			114,931,905
	Utah – 0.5% (0.3% of Total Investments)
300	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	1/15 at 100.00	AA	302,886
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
225	5.500%, 1/01/18 (Alternative Minimum Tax)	1/15 at 100.00	AA–	225,545
110	5.650%, 1/01/21 (Alternative Minimum Tax)	1/15 at 100.00	Aaa	110,209
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	866,522
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB–	1,523,091
	School, Series 2010A, 6.375%, 7/15/40
3,000	Total Utah			3,028,253
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	265,620
	Lien Series 2009A, 6.000%, 10/01/39
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	2,732,811
	Series 2009A, 6.750%, 10/01/37
2,730	Total Virgin Islands			2,998,431
	Virginia – 1.4% (0.9% of Total Investments)
3,045	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/38	No Opt. Call	BBB–	855,371
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	667,070
	Series 2007B1, 5.000%, 6/01/47
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,809,990
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
4,640	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	5,190,768
	Crossing, Opco LLC Project, Series 2012, 6.000%, 1/01/37 (Alternative Minimum Tax)
10,450	Total Virginia			8,523,199
	Washington – 2.4% (1.6% of Total Investments)
	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric
	Development, Series 2005A:
220	5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA– (4)	224,466
5,780	5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured	1/15 at 100.00	AA (4)	5,865,949
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	AA	2,365,110
	Series 2012A, 5.000%, 10/01/42
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,182,440
	Research Center, Series 2009A, 6.000%, 1/01/33
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	2,059,960
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,595	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,658,353
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
13,780	Total Washington			14,356,278
	West Virginia – 1.3% (0.9% of Total Investments)
1,950	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,086,052
	Center, Series 2009A, 5.625%, 9/01/32
5,160	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	5,763,462
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
7,110	Total West Virginia			7,849,514
	Wisconsin – 4.5% (2.9% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	880,995
	Series 2009, 5.875%, 2/15/39
4,200	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare,	7/23 at 100.00	A–	4,483,034
	Inc., Series 2013B, 5.000%, 7/01/36
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,473,900
	Inc., Series 2010B, 5.000%, 4/01/30
2,105	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	2,259,880
	Series 2012, 5.000%, 6/01/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial
	Hospital, Inc., Series 2014A:
1,415	5.000%, 7/01/27 (WI/DD, Settling 8/15/14)	7/24 at 100.00	BBB+	1,570,211
1,310	5.000%, 7/01/29 (WI/DD, Settling 8/15/14)	7/24 at 100.00	BBB+	1,436,571
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	3,195,420
	Hospital, Inc., Series 2014B, 5.000%, 7/01/44 (WI/DD, Settling 8/15/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
5,000	5.250%, 8/15/21	8/16 at 100.00	A–	5,348,600
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,021,670
5,000	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (4)	5,389,750
	5/01/16) – NPFG Insured (UB) (5)
25,245	Total Wisconsin			27,060,031
$ 952,998	Total Municipal Bonds (cost $844,043,971)			910,146,554
Shares	Description (1)			Value
	COMMON STOCKS – 0.7% (0.5% of Total Investments)

	Airlines – 0.7% (0.5% of Total Investments)
112,308	American Airlines Group Inc., (6)			$ 4,363,166
	Total Common Stocks (cost $3,489,626)			4,363,166
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 49	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 8,909
14	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	1,810
$ 63	Total Corporate Bonds (cost $4,401)				10,719
	Total Long-Term Investments (cost $847,537,998)				914,520,439
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.7% (1.1% of Total Investments)

	MUNICIPAL BONDS – 1.7% (1.1% of Total Investments)

	California – 0.8% (0.5% of Total Investments)
$ 3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	A-2	$ 3,000,000
	Services Inc., Variable Rate Demand Obligations, Series 2010A, 0.500%, 8/01/23 (Mandatory put
	8/01/14) (Alternative Minimum Tax) (9)
1,800	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	1,800,000
	Health System, Series 2014A, 1.000%, 7/10/15
175	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	175,000
	Health System, Series 2014B, 1.000%, 7/10/15
4,975	Total California			4,975,000
	New Mexico – 0.2% (0.1% of Total Investments)
1,200	Albuquerque Metropolitan Arroyo Flood Control Authority, New Mexico, General Obligation Bonds,	No Opt. Call	Aaa	1,200,000
	Variable Rate Demand Obligations, Series 2012, 2.000%, 8/01/14 (9)
	Pennylvania – 0.7% (0.5% of Total Investments)
1,250	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	A-2	1,250,000
	Republic Services Inc. Project, Variable Rate Demand Obligations, Refunding Series 2010A,
	0.400%, 4/01/19 (Mandatory put 10/01/14) (Alternative Minimum Tax) (9)
3,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	10/14 at 100.00	A-2	3,000,000
	Republic Services Inc. Project, Variable Rate Demand Obligations, Series 2014, 0.400%, 6/01/44
	(Alternative Minimum Tax) (9)
4,250	Total Pennsylvania			4,250,000
$ 10,425	Total Short-Term Investments (cost $10,425,000)			10,425,000
	Total Investments (cost $857,962,998) – 153.2%			924,945,439
	Floating Rate Obligations – (10.7)%			(64,384,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.4)% (10)			(262,200,000)
	Other Assets Less Liabilities – 0.9%			5,472,957
	Net Assets Applicable to Common Shares – 100%			$ 603,834,396

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$910,146,554	$ —	$910,146,554
Common Stocks	4,363,166	—	—	4,363,166
Corporate Bonds	—	—	10,719	10,719
Short-Term Investments:
Municipal Bonds	—	10,425,000	—	10,425,000
Total	$4,363,166	$920,571,554	$10,719	$924,945,439

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $794,666,106.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$71,341,718
Depreciation	(5,408,833)
Net unrealized appreciation (depreciation) of investments	$65,932,885

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by
Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Nuveen funds' Board of Directors/Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.3%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014